CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)
Current assets:
Cash	$ 22,062,657
Accounts receivable	36,188
Prepaid expenses and other current assets	665,395
Inventories	2,020,713
Total current assets	24,784,953
Property and equipment, net	2,119,134
Operating lease right-of-use assets	1,606,485
Goodwill	626,647
Other assets	21,667
Total assets	29,158,886
Current liabilities:
Accounts payable	3,220,082
Accrued expenses and other current liabilities	1,228,402
Current operating lease liability	113,769
Total current liabilities	4,562,253
Long-term liabilities:
Warrant liability	3,372,000
Long-term operating lease liability	1,521,431
Total liabilities	9,455,684
Stockholders' equity:
Common stock, $0.01 par value per share; 110,000,000 shares authorized; 15,496,932 and 13,877,636 issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	154,969
Additional paid-in capital	27,465,024
Accumulated deficit	(7,916,791)
Total stockholders' equity	19,703,202
Total liabilities and stockholders' equity	$ 29,158,886